Nature of Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Shares Excluded from the Computations of Diluted Loss Per Share

The number of such shares excluded from the computations of diluted loss per share are as follows:

Description	Six months ended June 30, 2021	Six months ended June 30, 2020
Stock options under treasury stock method	341,669	162,239
Acquisition and bonus shares issuable	975,000	750,000
Total	1,316,669	912,239

Schedule of Property and Equipment Estimated Useful Life
Property and Equipment	Useful Life
Equipment	5 years
Automobiles	5 years

Schedule of Finite Lived Intangible Assets Estimated Useful Life

The Company amortizes finite lived intangible assets over their estimated useful lives, which range between two and five years as follows:

Intangible Asset	Useful Life
Customer list	5 years
Mobile app	3 years
Non-Compete	2 years
Trade name	5 years